Income Taxes (Details) $ / shares in Units, $ in Millions, ¥ in Billions	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2024 USD ($) jurisdiction $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income taxes
Number of taxable jurisdictions | jurisdiction		2
Income tax rate (as a percent)		25.00%	25.00%	25.00%
Percentage research and development expenses	200.00%	150.00%				175.00%	175.00%	175.00%
Total income tax expenses		$ 110,550,000	$ 145,287,000	$ 30,277,000
Valuation allowance on deferred tax assets		147,700,000	129,200,000
Interest and penalties related to uncertain tax positions		$ 0	0
State Administration of Taxation, China
Income taxes
Income tax rate (as a percent)		25.00%
Non-China
Income taxes
Deferred tax charges from fair value change of investments				14,200,000
Total income tax expenses		$ 22,671,000	45,441,000	$ (14,176,000)
Withholding tax in connection with the dividends paid and to be paid		$ 22,100,000	$ 43,700,000
Cayman Islands
Income taxes
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)		0.00%
Hong Kong
Income taxes
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)		0.00%
Income tax rate (as a percent)		16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Withholding profits earned							$ 2	$ 2
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percentage)							8.25%	8.25%
Net operating loss carry forwards		$ 0	$ 2,400,000
Net operating loss carryforwards utilized amount		$ 2,400,000
China
Income taxes
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)		10.00%
Income tax rate (as a percent)		25.00%
Maximum percentage of withholding income tax on dividends distributed by subsidiaries to its immediate holding entity in Hong Kong		5.00%
Percentage of ownership interests held by foreign investors		25.00%							25.00%
Percentage of withholding income tax on dividends distributed by PRC subsidiaries to its immediate holding company in Hong Kong		5.00%
Total income tax expenses		$ 87,879,000	$ 99,846,000	$ 44,453,000
China | High and New Technology Enterprises
Income taxes
Preferential tax rate		15.00%	15.00%	15.00%
Weibo Technology
Income taxes
Preferential tax treatment recognized		$ 46,300,000	$ 48,000,000	$ 37,900,000
Effect of tax exemption and preferential tax on basic net income per share (USD per share) | $ / shares		$ 0.2	$ 0.2	$ 0.16
Weibo Technology | Weibo HK
Income taxes
Proceeds from dividends received		$ 401,600,000	$ 406,100,000
Withholding tax In connection with dividends received		20,100,000	20,500,000
Accrued additional withholding tax on retained earnings		43,700,000	22,100,000
Total undistributed PRC earnings | ¥									¥ 20.3	¥ 19.9
Weibo Technology | Research and development
Income taxes
Total income tax expenses		(22,300,000)	(22,200,000)	$ (26,900,000)
Weibo Technology | High and New Technology Enterprises
Income taxes
Effect of preferential tax treatment		$ 38,000,000	$ 42,200,000	$ 26,900,000